Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement at April 20, 2021	$ 84,664
Change in fair value	11,412
Exercise of warrants	(78,804)
Foreign currency translation adjustments	(478)
Derivative warrant liabilities at December 31, 2021	16,794
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement at April 20, 2021	52,638
Change in fair value	(22,733)
Exercise of warrants	(12,928)
Foreign currency translation adjustments	(183)
Derivative warrant liabilities at December 31, 2021	16,794
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement at April 20, 2021	32,026
Change in fair value	34,145
Exercise of warrants	(65,876)
Foreign currency translation adjustments	(295)
Derivative warrant liabilities at December 31, 2021	$ 0